Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Shares
Outstanding at beginning of year (in shares)	281,829
Granted (in shares)	8,000	0
Exercised (in shares)	(12,968)	0
Forfeited or expired (in shares)	(5,667)
Outstanding at end of year (in shares)	271,194	281,829
Fully vested and expected to vest (in shares)	271,194
Exercisable at end of year (in shares)	98,570
Weighted Average Exercise Price
Outstanding at beginning of year (in usd per share)	$ 6.44
Granted (in usd per share)	$ 10.19
Exercised (in usd per share)	$ 6.44
Forfeited or expired (in usd per share)	$ 6.44
Outstanding at end of year (in usd per share)	$ 6.55	$ 6.44
Fully vested and expected to vest (in usd per share)	$ 6.55
Exercisable at end of period (in usd per share)	$ 6.44
Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Term	7 years 9 months 1 day	8 years
Granted, Weighted Average Remaining Contractual Term	10 years
Fully vested and expected to vest, Weighted Average Remaining Contractual Term	7 years 9 months 1 day
Exercisable at end of period, Weighted Average Remaining Contractual Term	7 years 9 months 1 day
Outstanding, Aggregate Intrinsic Value, beginning balance	$ 659
Outstanding, Aggregate Intrinsic Value, Ending balance	1,239	659
Fully vested and expected to vest, Aggregate Intrinsic Value	1,239
Exercisable at end of period, Aggregate Intrinsic Value	$ 461